Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives
Useful Life
Licensed & software	indefinite useful life and some of them for 10 years
Technology know-how	6 years
Trade name/trademarks	indefinite useful life and some of them for 5 years
Customer relationship	5 – 10 years

Category	Useful Life
Machinery and equipment	3 – 7 years
Furniture and fixtures	3 – 14 years
Transportation equipment	4 – 7 years
Leasehold improvements	Over the shorter of lease term or life of the assets
Computer equipment	3 years
Useful Life
License & software	indefinite useful life and some of them for 10 years
Technology know-how	6 years
Trade name/trademarks	indefinite useful life and some of them for 5 years
Customer relationship	5 – 10 years

TINGO, INC. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of accumulated undistributed surplus
	March 31, 2022	December 31, 2021
Net Profit (Loss) for period	$26,990,088	$(186,698,484)
Accumulated surplus	269,442,456	456,140,940
Accumulated Surplus	$296,432,544	$269,442,456

	September 30, 2021	December 31, 2020
Net Profit for period	$4,650,698	$141,970,335
Issuance of shares for IWeb acquisition	(3,316,865)	—
Accumulated surplus	458,538,770	314,439,471
Accumulated Surplus	$459,872,603	$456,409,806

	December 31, 2021	December 31, 2020
Net Profit (loss) for year	$(185,779,449)	$141,970,335
Acquisition of the Company (IWeb)	(3,316,865)	—
Accumulated surplus	458,538,770	316,568,435
Accumulated Surplus	$269,442,456	$458,538,770

Schedule of reconciliation of income tax benefit at the U.S. statutory rate
($ in Thousands)	March 31, 2022	Percent	December 31, 2021	Percent
Federal statutory rates	$(13,750,000)	25.0%	$(101,125,250)	25.0%
State income taxes	—	—	—	—
Permanent differences	—	—	—	—
Valuation allowance against net deferred tax assets	13,750,000	(25.0)%	102,125,250	(25.0)%
Effecitve rate	$—	0.00%	$—	0.00%

	Year Ended December 31,
	2021	Percent	2020	Percent
Federal statutory rates	$(102,125,250)	25.0%	$—	21.0%
State income taxes	—	—	—	—
Permanent differences	—	—	—	—
Valuation allowance against net deferred tax assets	102,125,250	25.0%	—	—
Effecitve rate	$—	0.00%	$—	0.00%

Schedule of net deferred tax assets
	March 31, 2022	December 31, 2021
Beginning of period	$—	$—
Net Operating Loss	115,875,250	102,125,250
Valuation Allowance	(115,875,250)	(102,125,250)
Net Deferred Tax Assets	$—	$—

Deferred Tax Assets	December 31, 2021	December 31, 2020
Beginning of period	$—	$—
Net Operating Loss	102,125,250	—
Valuation Allowance	(102,125,250)	—
Net Deferred Tax Assets	$—	$—